CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 87,024	$ 91,023
Trade receivables, net	57,129	38,016
Other current assets	8,311	6,559
Total current assets	152,464	135,598
Non-current assets:
Property and equipment, net	3,473	2,543
Goodwill	6,196	2,912
Intangible assets, net	7,528	509
Other non-current assets	3,137	3,089
Total non-current assets	20,334	9,053
Total assets	172,798	144,651
Current liabilities:
Trade and other payables	30,562	21,270
Provisions	1,145	759
Deferred revenue	118,601	74,119
Borrowings	1,188	143
Total current liabilities	151,496	96,291
Non-current liabilities:
Provisions	787	553
Deferred revenue	21,618	29,776
Borrowings	7	6
Total non-current liabilities	22,412	30,335
Total liabilities	173,908	126,626
Equity (Deficit)
Share capital	3,059	2,980
Share premium	201,536	194,992
Foreign currency translation reserve	672	1,551
Share-based payments reserve	13,854	7,574
Other reserves	49
Accumulated losses	(220,280)	(189,072)
Total shareholders' equity (deficit)	(1,110)	18,025
Total liabilities and shareholders’ equity (deficit)	$ 172,798	$ 144,651